Unaudited Interim Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Cash flows from operating activities
Loss before tax	¥ (34,511)	$ (5,153)	¥ (50,353)
Adjustments for:
Finance costs	2,295	343	4,430
Finance income	(20)	(3)	(41)
Depreciation of property, plant and equipment	7,621	1,138	3,315
Depreciation of right-of-use assets	1,838	274	2,317
Amortisation of intangible assets	8,643	1,290	3,320
Loss on disposal of property, plant and equipment	526	79	70
Covid-19-related rent concessions from a lessor	(787)	(117)
Recognition of equity-settled share-based payment expenses	7,263	1,084	32,908
Share of loss of a joint venture			426
Impairment losses on financial assets, net	8,836	1,319	10,620
Adjustments to reconcile (loss) profit including (loss)/profit before tax	1,704	254	7,012
Working capital adjustments:
Increase in inventories	(1,716)	(256)	(3,992)
Decrease/(increase) in trade receivables	(41,911)	(6,257)	24,767
Increase in prepayments, other receivables and other assets	(3,522)	(526)	(30,835)
Decrease in amounts due from related parties			357
Increase in trade payables	21,093	3,149	4,634
Decrease in other payables and accruals	(88)	(13)	(13,016)
(Decrease)/increase in contract liabilities	(9,189)	(1,372)	268
Cash generated from operations	(33,629)	(5,021)	(10,805)
Income tax paid	(722)	(108)	(7,564)
Net cash flows from operating activities	(34,351)	(5,129)	(18,369)
Cash flows from investing activities
Interest received	19	3	33
Purchase of intangible assets	(630)	(94)	(5,041)
Purchase of property, plant and equipment	(150)	(22)	(12,520)
Advance to a related party	(2,013)	(301)	(900)
Repayment from a loan receivable			3,000
Increase in deposits paid for property, plant and equipment	(1,598)	(239)	(35,026)
Increase in deposits paid for intangible assets	(17,773)	(2,653)	(110,056)
Proceeds from disposal of items of property, plant and equipment	403	60	529
Receipt of the principal portion of net investments in subleases	356	53
Net cash flows used in investing activities	(21,386)	(3,193)	(159,981)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance costs			292,258
Proceeds from bank borrowings	15,000	2,239
Proceeds from other borrowings	10,000	1,493
Repayment of other borrowings	(7,249)	(1,082)	23,000
Repayment of amount due to a related party			(7,177)
Payment of the principal portion of lease liabilities	(1,088)	(162)	(1,622)
Interest paid	(1,141)	(170)	(546)
Net cash flows from financing activities	15,522	2,318	305,913
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(40,215)	(6,004)	127,563
Cash and cash equivalents at beginning of year	59,045	8,815	25,719
CASH AND CASH EQUIVALENTS AT END OF PERIOD	¥ 18,830	$ 2,811	¥ 153,282